Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Schedule of Financial Assets (Liabilities) Measured at Fair Value

Financial assets (liabilities) measured at fair value

	Level 1	Level 2		Level 3
	U.S Dollars in thousands
June 30, 2025
Derivatives instruments	$-		$542	$-
Contingent consideration	-		-	(21,884)

June 30, 2024
Derivatives instruments	-		(12)
Contingent consideration	$-	$		$(19,928)

December 31, 2024
Derivatives instruments	$-		$49	$-
Contingent consideration	$-		$-	$(23,566)